Investment in Films and Television Programs - Narrative (Details) - USD ($) $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 26, 2023	Jul. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Investments [Line Items]
Unamortized Film and Television Libraries Cost							$ 223.1	$ 132.8
Operating Cycle				12 years 9 months 18 days		12 years 9 months 18 days
Film, monetized in film group, amortization expense	$ 10.0	$ 10.0					1,347.8	$ 1,649.3	$ 1,497.5	$ 171.4
Acquired film and television libraries, unamortized costs			$ 245.0		$ 245.0		$ 223.1
Acquired libraries, remaining amortization period (in years)					13 years 6 months
Amortization of films and television programs and program rights			$ 335.5	$ 311.4	$ 1,053.3	$ 948.1